UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22078

Master Trust
(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY		10019-6028
(Address of principal executive offices)		(Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management 1285 Avenue of the Americas, 12th Floor New York, NY 10019-6028
(Name and address of agent for service)

Copy to: Jack W. Murphy, Esq. Dechert LLP 1900 K Street, N.W. Washington, DC 20006

Registrant’s telephone number, including area code:		212-821 3000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2015

Item 1.  Schedule of Investments

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—4.73%
Federal Home Loan Bank
0.080%, due 03/27/15[1]	175,000,000	174,979,000
0.125%, due 06/02/15	100,000,000	99,986,776
0.160%, due 11/02/15[1]	150,000,000	149,817,333
0.190%, due 10/22/15	100,000,000	99,990,881
US Treasury Bill
0.180%, due 02/04/16[1]	107,000,000	106,805,260
US Treasury Note
0.250%, due 12/15/15	145,000,000	145,092,584
Total US government and agency obligations (cost—$776,671,834)		776,671,834

Time deposits—12.55%
Banking-non-US—12.55%
Credit Agricole Corporate & Investment Bank
0.060%, due 02/02/15	608,000,000	608,000,000
DnB NOR Bank ASA
0.050%, due 02/02/15	300,000,000	300,000,000
Natixis
0.070%, due 02/02/15	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB
0.050%, due 02/02/15	400,000,000	400,000,000
Svenska Handelsbanken
0.040%, due 02/02/15	450,000,000	450,000,000
Total time deposits (cost—$2,058,000,000)		2,058,000,000

Certificates of deposit—27.57%
Banking-non-US—24.66%
Bank of Montreal
0.247%, due 02/09/15[2]	133,000,000	133,006,529
0.298%, due 02/26/15[2]	150,000,000	150,000,000
Bank of Nova Scotia
0.298%, due 02/19/15[2]	232,000,000	232,000,000
0.385%, due 04/30/15[2]	137,000,000	137,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.130%, due 02/03/15	152,000,000	152,000,000
Canadian Imperial Bank of Commerce
0.260%, due 02/02/15[2]	40,000,000	40,000,000
Credit Industriel et Commercial
0.130%, due 02/03/15	425,000,000	425,000,000
DnB NOR Bank ASA
0.130%, due 02/03/15	425,000,000	425,000,000
HSBC Bank USA
0.255%, due 06/10/15	212,000,000	212,000,000

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Certificates of deposit—(concluded)
Banking-non-US—(concluded)
KBC Bank NV
0.140%, due 02/04/15	300,000,000	300,000,000
Mizuho Bank Ltd.
0.250%, due 04/09/15	247,000,000	247,000,000
National Bank of Canada
0.256%, due 02/11/15[2]	185,000,000	185,000,000
Natixis
0.241%, due 02/03/15[2]	204,000,000	204,000,000
0.241%, due 02/04/15[2]	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.
0.190%, due 03/18/15	50,000,000	50,000,000
Rabobank Nederland NV
0.302%, due 04/10/15[2]	150,000,000	150,000,000
Skandinaviska Enskilda Banken AB
0.587%, due 03/23/15[2]	50,000,000	50,098,056
Societe Generale
0.237%, due 02/23/15[2]	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.
0.200%, due 02/10/15	150,000,000	150,000,000
Swedbank AB
0.110%, due 02/04/15	325,000,000	325,000,000
Toronto-Dominion Bank
0.230%, due 02/24/15	128,000,000	128,000,000
		4,045,104,585
Banking-US—2.91%
Citibank N.A.
0.250%, due 05/07/15	115,000,000	115,000,000
JPMorgan Chase Bank N.A.
0.240%, due 06/05/15	125,000,000	125,000,000
0.320%, due 10/28/15	139,500,000	139,500,000
Wells Fargo Bank N.A.
0.230%, due 06/03/15	98,000,000	98,000,000
		477,500,000
Total certificates of deposit (cost—$4,522,604,585)		4,522,604,585

Commercial paper[1]—38.48%
Asset backed-miscellaneous—12.89%
Antalis US Funding Corp.
0.160%, due 02/17/15	21,540,000	21,538,468

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Asset backed-miscellaneous—(concluded)
Atlantic Asset Securitization LLC
0.201%, due 02/04/15[2]	250,000,000	250,000,000
0.198%, due 02/24/15[2]	150,000,000	150,000,000
Barton Capital LLC
0.201%, due 02/03/15[2]	250,000,000	250,000,000
0.198%, due 02/24/15[2]	150,000,000	150,000,000
Liberty Street Funding LLC
0.180%, due 03/04/15	100,000,000	99,984,500
LMA Americas LLC
0.120%, due 02/03/15	66,000,000	65,999,560
0.217%, due 02/09/15[2]	97,000,000	97,000,000
Manhattan Asset Funding Co. LLC
0.200%, due 02/20/15	50,000,000	49,994,722
Old Line Funding LLC
0.220%, due 03/17/15	25,000,000	24,993,278
0.190%, due 03/19/15	58,000,000	57,985,919
0.270%, due 06/09/15	162,000,000	161,844,480
0.280%, due 06/17/15	125,000,000	124,867,778
Sheffield Receivables Corp.
0.230%, due 04/13/15	50,000,000	49,977,319
Thunder Bay Funding LLC
0.240%, due 05/28/15	48,026,000	47,988,860
0.270%, due 06/08/15	100,000,000	99,904,750
0.280%, due 07/15/15	43,000,000	42,945,151
Versailles Commercial Paper LLC
0.220%, due 02/02/15[2]	100,000,000	100,000,000
0.221%, due 02/04/15[2]	50,000,000	50,000,000
0.217%, due 02/09/15[2]	150,000,000	150,000,000
0.237%, due 02/17/15[2]	70,000,000	70,000,000
		2,115,024,785
Banking-non-US—15.35%
Australia & New Zealand Banking Group Ltd.
0.218%, due 02/18/15[2]	100,000,000	100,000,000
Banque et Caisse d’Epargne de L’Etat
0.345%, due 10/05/15	148,000,000	147,651,090
Commonwealth Bank of Australia
0.248%, due 02/09/15[2]	150,000,000	150,000,000
Erste Abwicklungsanstalt
0.170%, due 02/23/15	100,000,000	99,989,611
0.180%, due 02/26/15	125,000,000	124,984,375
0.250%, due 06/18/15	100,000,000	99,904,861
0.260%, due 07/15/15	100,000,000	99,881,556
Mitsubishi UFJ Trust & Banking Corp.
0.200%, due 03/02/15	173,000,000	172,972,128
0.215%, due 04/13/15	100,000,000	99,957,597

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)
Banking-non-US—(concluded)
Mizuho Funding LLC
0.245%, due 04/17/15	200,000,000	199,897,917
National Australia Bank Ltd.
0.415%, due 01/08/16	132,500,000	131,979,146
Natixis
0.130%, due 02/03/15	40,000,000	39,999,711
Nordea Bank AB
0.245%, due 05/26/15	52,000,000	51,959,657
NRW Bank
0.120%, due 02/04/15	250,000,000	249,997,500
Skandinaviska Enskilda Banken AB
0.250%, due 04/08/15	125,000,000	124,942,708
0.260%, due 05/26/15	79,700,000	79,634,380
Sumitomo Mitsui Banking Corp.
0.245%, due 04/09/15	217,000,000	216,901,054
Westpac Banking Corp.
0.237%, due 02/09/15[2]	87,000,000	87,000,000
0.238%, due 02/19/15[2]	60,000,000	60,000,621
0.360%, due 09/24/15	45,500,000	45,393,075
Westpac Securities NZ Ltd.
0.240%, due 06/10/15	135,000,000	134,883,900
		2,517,930,887
Banking-US—3.26%
Bedford Row Funding Corp.
0.180%, due 02/12/15	85,000,000	84,995,325
0.200%, due 03/04/15	100,000,000	99,982,778
Fortis Funding LLC
0.060%, due 02/02/15	350,000,000	349,999,417
		534,977,520
Energy-integrated—4.55%
CNPC Finance HK Ltd.
0.390%, due 02/06/15	86,540,000	86,535,312
0.430%, due 02/09/15	75,000,000	74,992,833
0.400%, due 02/11/15	250,000,000	249,972,222
0.390%, due 02/12/15	75,000,000	74,991,063
Sinopec Century Bright Capital Investment Ltd.
0.310%, due 02/04/15	125,000,000	124,996,771
0.390%, due 02/10/15	105,000,000	104,989,763
0.390%, due 02/11/15	30,000,000	29,996,750
		746,474,714

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)
Finance-captive automotive—0.91%
Toyota Motor Credit Corp.
0.260%, due 07/27/15	150,000,000	149,809,333

Finance-non-captive diversified—1.52%
General Electric Capital Corp.
0.210%, due 03/04/15	101,000,000	100,981,736
0.350%, due 10/02/15	148,000,000	147,650,350
		248,632,086
Total commercial paper (cost—$6,312,849,325)		6,312,849,325

Short-term corporate obligations—6.77%
Banking-non-US—4.51%
Australia & New Zealand Banking Group Ltd.
1.393%, due 03/16/15[2,3]	25,000,000	25,034,761
Barclays Bank PLC
0.483%, due 02/13/15[2,4]	225,000,000	225,000,000
0.491%, due 03/16/15[2,4]	125,000,000	125,000,000
Royal Bank of Canada
0.344%, due 04/07/15[2,3]	175,000,000	175,000,000
Svenska Handelsbanken AB
0.338%, due 02/27/15[2,3]	190,000,000	190,000,000
		740,034,761
Banking-US—1.07%
Wells Fargo Bank N.A.
0.331%, due 03/16/15[2]	50,000,000	50,000,000
0.387%, due 03/23/15[2]	125,000,000	125,000,000
		175,000,000
Supranationals—1.19%
Inter-American Development Bank
0.210%, due 02/02/15[2]	75,000,000	75,009,568
International Bank for Reconstruction & Development
0.160%, due 02/02/15[2]	120,000,000	120,000,000
		195,009,568
Total short-term corporate obligations (cost—$1,110,044,329)		1,110,044,329

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—10.55%
Repurchase agreement dated 01/30/15 with Federal Reserve Bank of New York, 0.050% due 02/02/15, collateralized by $485,800,300 US Treasury Notes, 1.750% to 2.125% due 02/29/16 to 05/15/22; (value—$500,002,164); proceeds: $500,002,083	500,000,000	500,000,000
Repurchase agreement dated 01/30/15 with Goldman Sachs & Co., 0.060% due 02/02/15, collateralized by $30,567,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 1.250% due 11/04/15 to 08/01/19; (value—$30,600,811); proceeds: $30,000,150	30,000,000	30,000,000
Repurchase agreement dated 01/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 02/03/15, collateralized by $192,772,819 Federal Home Loan Mortgage Corp. obligations, 2.440% to 6.000% due 07/01/29 to 01/01/45, $143,947,175 Federal National Mortgage Association obligations, 3.193% to 4.500% due 11/01/20 to 01/01/45 and $233,958,842 Government National Mortgage Association obligations, 3.150% to 7.000% due 09/15/31 to 12/15/54; (value-$255,000,001); proceeds: $250,002,917	250,000,000	250,000,000
Repurchase agreement dated 01/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.060% due 02/04/15, collateralized by $619,221,259 Federal Home Loan Mortgage Corp. obligations, zero coupon to 6.000% due 05/15/23 to 02/01/45 and $852,470,566 Federal National Mortgage Association obligations, 2.500% to 10.500% due 03/25/19 to 02/01/45; (value-$459,000,000); proceeds: $450,005,250	450,000,000	450,000,000
Repurchase agreement dated 12/16/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.460% due 02/06/15, collateralized by $130,268,203 various asset-backed convertible bonds, zero coupon to 6.350% due 02/01/19 to 07/01/57; (value-$105,776,437); proceeds: $100,066,444[5]	100,000,000	100,000,000
Repurchase agreement dated 12/17/14 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.560% due 03/06/15, collateralized by $556,776,868 various asset-backed convertible bonds, zero coupon to 6.820% due 06/28/19 to 08/07/52; (value-$428,000,000); proceeds: $400,491,556[4,5]	400,000,000	400,000,000
Repurchase agreement dated 01/30/15 with State Street Bank and Trust Co., 0.000% due 02/02/15, collateralized by $545,000 US Treasury Note, 1.000% due 05/31/18; (value—$547,044); proceeds: $534,000	534,000	534,000
Total repurchase agreements (cost—$1,730,534,000)		1,730,534,000
Total investments (cost—$16,510,704,073 which approximates cost for federal income tax purposes)—100.65%		16,510,704,073
Liabilities in excess of other assets—(0.65)%		(105,862,094)
Net assets—100.00%		16,404,841,979

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	776,671,834	—	776,671,834
Time deposits	—	2,058,000,000	—	2,058,000,000
Certificates of deposit	—	4,522,604,585	—	4,522,604,585
Commercial paper	—	6,312,849,325	—	6,312,849,325
Short-term corporate obligations	—	1,110,044,329	—	1,110,044,329
Repurchase agreements	—	1,730,534,000	—	1,730,534,000
Total	—	16,510,704,073	—	16,510,704,073

At January 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity—48 days.

Issuer breakdown by country or territory of origin

Percentage of total investments (%)
United States	37.9
Sweden	10.1
Japan	8.4
France	8.0
Canada	7.1
United Kingdom	7.1
China	4.5
Australia	4.5
Norway	4.4
Germany	4.1
Belgium	1.8
Netherlands	0.9
Luxembourg	0.9
Singapore	0.3
Total	100.0

Master Trust

Prime Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Portfolio footnotes

1                           Rates shown are the discount rates at date of purchase.

2                           Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3                           Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.38% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

4                           Illiquid investment as of January 31, 2015.

5                           Investment has a put feature, which allows the Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of January 31, 2015 and changes periodically. The maturity date reflects early put date and the proceeds represent the receivable of the Fund if the put feature was exercised as of January 31, 2015.

Master Trust

Treasury Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
US government obligations—18.31%
US Treasury Bills[1]
0.105%, due 06/25/15	100,000,000	99,944,000
0.180%, due 02/04/16	87,000,000	86,841,660
0.272%, due 01/07/16	150,000,000	149,614,667
US Treasury Notes
0.073%, due 02/03/15[2]	500,000,000	499,917,689
0.250%, due 02/15/15	200,000,000	200,016,310
0.250%, due 08/15/15	150,000,000	150,061,928
0.250%, due 09/15/15	200,000,000	200,169,817
1.375%, due 11/30/15	330,000,000	333,277,886
2.125%, due 05/31/15	500,000,000	503,305,556
4.000%, due 02/15/15	202,149,000	202,452,486
Total US government obligations (cost—$2,425,601,999)		2,425,601,999

Repurchase agreements—78.99%
Repurchase agreement dated 01/28/15 with Barclays Capital, Inc., 0.050% due 02/04/15, collateralized by $334,190,100 US Treasury Inflation Index Bond, 1.375% due 02/15/44, $308,888,758 US Treasury Inflation Index Note, 0.500% due 04/15/15, $219,028,400 US Treasury Bonds Principal Strips, zero coupon due 02/15/15 to 11/15/42, $178,518,903 US Treasury Bonds Strips, zero coupon due 05/15/15 to 11/15/41 (value—$1,020,000,000); proceeds: $1,000,009,722	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/27/15 with BNP Paribas Securities Corp., 0.060% due 02/03/15, collateralized by $4,051,700 US Treasury Bond, 3.125% due 02/15/43, $105,974,300 US Treasury Inflation Index Bonds, 1.750% to 3.625% due 01/15/25 to 01/15/29, $136,181,300 US Treasury Inflation Index Note, 1.250% due 07/15/20, $2,237,300 US Treasury Note, 0.250% due 12/31/15, $240,414,100 US Treasury Bonds Principal Strips, zero coupon due 08/15/27 to 05/15/44 and $44,444,330 US Treasury Bonds Strips, zero coupon due 05/15/37; (value—$510,000,092); proceeds: $500,005,833	500,000,000	500,000,000
Repurchase agreement dated 01/30/15 with Federal Reserve Bank of New York, 0.050% due 02/02/15, collateralized by $664,159,900 US Treasury Bonds, 4.625% to 4.750% due 02/15/40 to 02/15/41 and $5,263,139,600 US Treasury Notes, 1.500% to 4.000% due 02/29/16 to 11/15/22; (value—$6,750,028,137); proceeds: $6,750,028,125	6,750,000,000	6,750,000,000

Master Trust

Treasury Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(continued)
Repurchase agreement dated 01/23/15 with Goldman Sachs & Co., 0.060% due 02/06/15, collateralized by $12,243,000 US Treasury Bill, zero coupon due 01/07/16, $181,862,700 US Treasury Bonds, 3.625% to 7.500%, due 11/15/16 to 08/15/43, $206,577,000 US Treasury Inflation Index Notes, 0.125% to 0.625% due 07/15/21 to 07/15/24 and $531,152,200 US Treasury Notes, 0.250% to 5.125% due 02/15/15 to 06/30/21; (value—$1,020,000,057); proceeds: $1,000,055,000[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 01/27/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 02/03/15, collateralized by $42,192,500 US Treasury Bonds, 4.250% to 8.875% due 02/15/19 to 11/15/40, $18,494,600 US Treasury Inflation Index Bond, 0.625% due 02/15/43, $52,500 US Treasury Inflation Index Note, 1.875% due 07/15/19, $85,611,800 US Treasury Notes, 0.625% to 2.375% due 11/15/16 to 08/15/24, $35,877,100 US Treasury Bond Principal Strips, zero coupon due 11/15/42 and $29,585,900 US Treasury Bond Strips, zero coupon due 11/15/36; (value—$204,000,084); proceeds: $200,001,944	200,000,000	200,000,000
Repurchase agreement dated 01/28/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 02/04/15, collateralized by $100 US Treasury Bond, 3.000% due 11/15/44, $121,500 US Treasury Inflation Index Bond, 3.375% due 04/15/32, $118,121,300 US Treasury Notes, 3.125% to 3.375% due 06/30/16 to 05/15/21 and $403,758,106 US Treasury Bonds Strips, zero coupon due 05/15/18 to 11/15/33; (value—$459,000,110); proceeds: $450,004,375	450,000,000	450,000,000
Repurchase agreement dated 01/30/15 with Merrill Lynch Pierce Fenner & Smith, Inc., 0.050% due 02/02/15, collateralized by $149,527,700 US Treasury Bond, 3.750% due 08/15/41 and $21,958,400 US Treasury Notes, 0.625% to 2.125% due 11/15/16 to 12/31/21; (value—$219,300,070); proceeds: $215,000,896	215,000,000	215,000,000
Repurchase agreement dated 01/30/15 with Toronto-Dominion Bank, 0.060% due 02/06/15, collateralized by $745,000 US Treasury Bill, zero coupon due 12/10/15, $98,075,600 US Treasury Bonds, 2.750% to 9.250% due 02/15/16 to 11/15/42, $20,517,000 US Treasury Inflation Index Bonds, 0.625% to 3.625% due 01/15/28 to 02/15/43, $40,109,000 US Treasury Inflation Index Notes, 0.125% to 2.125% due 07/15/15 to 07/15/24 and $140,239,200 US Treasury Notes, 0.625% to 4.250% due 07/31/15 to 11/15/21; (value—$357,000,023); proceeds: 350,004,083	350,000,000	350,000,000

Master Trust

Treasury Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—(concluded)
Repurchase agreement dated 01/30/15 with State Street Bank and Trust Co., zero coupon due 02/02/15, collateralized by $550,000 US Treasury Note, 2.125% due 08/15/21; (value—$577,937); proceeds: 565,000	565,000	565,000
Total repurchase agreements (cost—$10,465,565,000)		10,465,565,000
Total investments (cost—$12,891,166,999 which approximates cost for federal income tax purposes)—97.30%		12,891,166,999
Other assets in excess of liabilities—2.70%		357,672,014
Net assets—100.00%		13,248,839,013

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government obligations	—	2,425,601,999	—	2,425,601,999
Repurchase agreements	—	10,465,565,000	—	10,465,565,000
Total	—	12,891,166,999	—	12,891,166,999

At January 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity—30 days.

Portfolio footnotes

1                           Rates shown are the discount rates at date of purchase.

2                           Variable or floating rate security. The interest rate shown is the current rate as of January 31, 2015 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.

3                           Investment has a put feature which allows the Fund to accelerate the maturity to seven days following notice by the Fund.

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—87.55%
Alabama—0.63%
University of Alabama Revenue (University Hospital), Series C,
0.010%, VRD	9,600,000	9,600,000

Alaska—2.71%
Alaska International Airports Revenue Refunding (System), Series A,
0.020%, VRD	7,000,000	7,000,000
Alaska State Bond Anticipation Notes,
1.000%, due 03/23/15	20,000,000	20,023,802
Borough of North Slope, Series A,
2.000%, due 06/30/15	8,000,000	8,061,324
Valdez Marine Terminal Revenue Refunding (Exxon Pipeline Co. Project), Series B,
0.020%, VRD	6,135,000	6,135,000
		41,220,126
Arizona—0.71%
AK-Chin Indian Community Revenue,
0.030%, VRD	6,700,000	6,700,000
Pima County Industrial Development Authority Industrial Revenue (Tucson Electric Power Co.- Irvington Project),
0.050%, VRD	300,000	300,000
Salt River Project Agricultural Improvement & Power District Electric Systems Revenue (Barclays Capital Municipal Trust Receipts, Series 9W),
0.040%, VRD[1,2]	3,750,000	3,750,000
		10,750,000
California—7.73%
Antelope Valley-East Kern Water Agency, Series A-2,
0.010%, VRD	2,950,000	2,950,000
California Health Facilities Financing Authority Revenue (St. Joseph Health Systems), Series B,
0.010%, VRD	3,300,000	3,300,000
California State Kindergarten,
Series A1,
0.010%, VRD	6,625,000	6,625,000
Series A4,
0.010%, VRD	3,535,000	3,535,000
California State Revenue Anticipation Notes,
1.500%, due 06/22/15	20,000,000	20,106,891

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
California—(concluded)
California Statewide Communities Development Authority Revenue (University of San Diego),
0.010%, VRD	1,870,000	1,870,000
County of Riverside Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	2,000,000	2,011,290
Irvine Improvement Bond Act 1915 (Reassessment District No. 85-7), Series A,
0.010%, VRD	500,000	500,000
Irvine Improvement Bond Act 1915 Limited Obligation (Assessment District 93-14),
0.010%, VRD	3,200,000	3,200,000
Los Angeles County Tax & Revenue Anticipation Notes,
1.500%, due 06/30/15	4,000,000	4,022,497
Los Angeles Water and Power Revenue, Subseries B-5,
0.010%, VRD	5,400,000	5,400,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.020%, VRD	4,375,000	4,375,000
Orange County Apartment Development Revenue Refunding (Villas La Paz), Series F, (FNMA Insured),
0.020%, VRD	3,300,000	3,300,000
Sacramento Municipal Utility District, Subordinate, Series L,
0.010%, VRD	14,520,000	14,520,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax),
Series A,
0.010%, VRD	14,700,000	14,700,000
Series B,
0.010%, VRD	10,000,000	10,000,000
Santa Clara Electric Revenue, Subseries B,
0.020%, VRD	5,810,000	5,810,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series B,
0.010%, VRD	5,000,000	5,000,000
Series C,
0.010%, VRD	6,400,000	6,400,000
		117,625,678

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Colorado—3.15%
Colorado State Education Loan Program Tax And Revenue Anticipation Notes, Series A,
1.000%, due 06/29/15	20,000,000	20,072,092
Colorado State General Fund Tax and Revenue Anticipation Notes, Series A,
2.000%, due 06/26/15	10,000,000	10,074,510
Denver City & County Certificates of Participation Refunding,
Series A1,
0.030%, VRD	16,365,000	16,365,000
Series A3,
0.030%, VRD	1,425,000	1,425,000
		47,936,602
District of Columbia—2.04%
District of Columbia Multimodal University Revenue (American University),
0.010%, VRD	8,200,000	8,200,000
District of Columbia Revenue (German Marshall Fund of the United States),
0.020%, VRD	4,000,000	4,000,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien),
Series B-1,
0.010%, VRD	10,300,000	10,300,000
Subseries B-2,
0.020%, VRD	8,500,000	8,500,000
		31,000,000
Florida—2.86%
Gainesville Utilities System Revenue, Series A,
0.030%, VRD	2,470,000	2,470,000
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.010%, VRD	35,125,000	35,125,000
JEA Water & Sewer System Revenue, Subseries B-1,
0.020%, VRD	5,840,000	5,840,000
		43,435,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Georgia—1.66%
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.020%, VRD	10,150,000	10,150,000
Series B-2,
0.010%, VRD	15,150,000	15,150,000
		25,300,000
Idaho—1.39%
Idaho Tax Anticipation Notes,
2.000%, due 06/30/15	21,000,000	21,162,063

Illinois—12.21%
Chicago Waterworks Revenue Refunding, Subseries 2004-1,
0.020%, VRD	5,000,000	5,000,000
City of Chicago,
Series D-1,
0.030%, VRD	21,940,000	21,940,000
Series D-2,
0.030%, VRD	15,300,000	15,300,000
Illinois Development Finance Authority Revenue (Chicago Symphony Orchestra),
0.020%, VRD	11,200,000	11,200,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.030%, VRD	17,700,000	17,700,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.030%, VRD	8,100,000	8,100,000
Illinois Finance Authority Revenue (University of Chicago Medical Center), Series E-1,
0.010%, VRD	10,000,000	10,000,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.020%, VRD	1,900,000	1,900,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.020%, VRD	14,100,000	14,100,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.020%, VRD	7,200,000	7,200,000
Illinois State Educational Facilities Authority (University of Chicago), Series B-3,
0.160%, VRD	10,000,000	10,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Illinois—(concluded)
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.010%, VRD	3,600,000	3,600,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority),
Series A-1B,
0.020%, VRD	5,000,000	5,000,000
Series A-2D,
0.020%, VRD	17,200,000	17,200,000
Illinois State,
Series B-5,
0.010%, VRD	27,700,000	27,700,000
Series B-6,
0.010%, VRD	6,000,000	6,000,000
Quad Cities Regional Economic Development Authority Revenue (Two Rivers YMCA Project),
0.020%, VRD	3,850,000	3,850,000
		185,790,000
Indiana—4.35%
Indiana Development Finance Authority Revenue (Educational Facilities-Eiteljorg Museum),
0.020%, VRD	10,900,000	10,900,000
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy Industrial Project), Series A-5,
0.010%, VRD	16,050,000	16,050,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series A,
0.020%, VRD	11,400,000	11,400,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.020%, VRD	8,300,000	8,300,000
Indiana State Finance Authority Revenue Refunding (Trinity Health), Series D-1,
0.010%, VRD	16,925,000	16,925,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.030%, VRD	2,600,000	2,600,000
		66,175,000
Kentucky—0.16%
Williamstown League of Cities Funding Trust Lease Revenue, Series A,
0.030%, VRD	2,515,000	2,515,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Louisiana—0.44%
East Baton Rouge Parish Industrial Development Board, Inc. Revenue (ExxonMobil Project), Series B,
0.010%, VRD	255,000	255,000
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.010%, VRD	6,500,000	6,500,000
		6,755,000
Maryland—1.20%
Washington Suburban Sanitation District Bond Anticipation Notes,
Series A,
0.020%, VRD	2,000,000	2,000,000
Series B,
0.020%, VRD	5,200,000	5,200,000
Series B-2,
0.020%, VRD	11,000,000	11,000,000
		18,200,000
Massachusetts—3.63%
Massachusetts Development Finance Agency Revenue Refunding (Higher Education-Smith College),
0.010%, VRD	1,053,000	1,053,000
0.010%, VRD	1,996,000	1,996,000
Massachusetts Health & Educational Facilities Authority Revenue (Citigroup ROCS RR-II-R-11585),
0.020%, VRD[1,2]	10,000,000	10,000,000
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University), Series R,
0.010%, VRD	2,825,000	2,825,000
Massachusetts Health & Educational Facilities Authority Revenue (Henry Heywood), Series C,
0.020%, VRD	2,795,000	2,795,000
Massachusetts Health & Educational Facilities Authority Revenue (Pooled Loan Program), Series N,
0.010%, VRD	1,980,000	1,980,000
Massachusetts State Department of Transportation Metropolitan Highway System Revenue (Senior), Series A-1,
0.030%, VRD	24,500,000	24,500,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Massachusetts—(concluded)
Massachusetts State Revenue Anticipation Notes, Series A,
1.500%, due 04/23/15	10,000,000	10,031,254
		55,180,254
Michigan—0.81%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.020%, VRD	3,900,000	3,900,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.010%, VRD	8,395,000	8,395,000
		12,295,000
Minnesota—0.61%
Midwest Consortium of Municipal Utilities Revenue (Draw Down-Association Financing Program), Series B,
0.010%, VRD	7,450,000	7,450,000
Rochester Health Care Facilities Revenue (Mayo Clinic), Series B,
0.010%, VRD	1,850,000	1,850,000
		9,300,000
Mississippi—0.64%
Mississippi Business Finance Commission Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series G,
0.010%, VRD	4,000,000	4,000,000
Series I,
0.010%, VRD	1,000,000	1,000,000
Series K,
0.020%, VRD	3,000,000	3,000,000
Series L,
0.020%, VRD	1,800,000	1,800,000
		9,800,000
Missouri—1.93%
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare), Series C-5,
0.020%, VRD	3,200,000	3,200,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Missouri—(concluded)
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (De Smet Jesuit High School),
0.020%, VRD	3,610,000	3,610,000
Missouri State Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series B,
0.030%, VRD	2,500,000	2,500,000
Series C,
0.010%, VRD	5,500,000	5,500,000
0.010%, VRD	11,800,000	11,800,000
Series D,
0.010%, VRD	2,700,000	2,700,000
		29,310,000
Nebraska—0.58%
Lancaster County Hospital Authority No.1 Hospital Revenue Refunding (Bryanlgh Medical Center), Series B-1,
0.020%, VRD	8,845,000	8,845,000

New Hampshire—1.65%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.020%, VRD	25,125,000	25,125,000

New York—9.35%
Buffalo Municipal Water Finance Authority Revenue Refunding,
0.020%, VRD	9,360,000	9,360,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.010%, VRD	11,475,000	11,475,000
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.010%, VRD	4,400,000	4,400,000
New York City Housing Development Corp. Multi-Family Revenue (2 Gold Street), Series A, (FNMA Insured),
0.020%, VRD	3,700,000	3,700,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.030%, VRD	23,500,000	23,500,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(continued)
New York City Housing Development Corp. Revenue (Royal Properties), Series A, (FNMA Insured),
0.010%, VRD	6,000,000	6,000,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.010%, VRD	20,425,000	20,425,000
Series BB-5,
0.010%, VRD	3,200,000	3,200,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Resolution), Series A,
0.010%, VRD	2,700,000	2,700,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue, Subseries F-1A,
0.010%, VRD	4,050,000	4,050,000
New York City,
Series F, Subseries F-3,
0.010%, VRD	1,800,000	1,800,000
Subseries D-4,
0.010%, VRD	5,640,000	5,640,000
Subseries L-3,
0.010%, VRD	300,000	300,000
New York State Dormitory Authority Revenue (Cornell University), Series A,
0.010%, VRD	3,285,000	3,285,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University),
Series A,
0.030%, VRD	1,950,000	1,950,000
Series A-2,
0.030%, VRD	2,000,000	2,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.010%, VRD	19,500,000	19,500,000
New York State Dormitory Authority Revenue State Supported Debt (City University), Series D,
0.010%, VRD	8,470,000	8,470,000
New York State Dormitory Authority Revenue State Supported Debt (New York Public Library), Series B,
0.010%, VRD	1,625,000	1,625,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.010%, VRD	5,000,000	5,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
New York—(concluded)
Triborough Bridge & Tunnel Authority Revenue (General), Series B,
0.010%, VRD	3,870,000	3,870,000
		142,250,000
North Carolina—5.06%
Charlotte Water & Sewer System Revenue Refunding, Series C,
0.020%, VRD	29,515,000	29,515,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare) (AGM Insured),
Series E,
0.010%, VRD	2,200,000	2,200,000
Series H,
0.010%, VRD	26,385,000	26,385,000
Guilford County, Series B,
0.030%, VRD	1,855,000	1,855,000
New Hanover County (School),
0.010%, VRD	2,115,000	2,115,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.010%, VRD	3,410,000	3,410,000
North Carolina State Obligation Refunding, Series E,
5.000%, due 05/01/15	10,000,000	10,119,920
University of North Carolina Chapel Hill Revenue, Series B,
0.020%, VRD	1,300,000	1,300,000
		76,899,920
Ohio—4.83%
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.030%, VRD	28,040,000	28,040,000
Columbus Sewer Revenue (JP Morgan PUTTERs, Series 2456),
0.030%, VRD[1,2]	2,800,000	2,800,000
Columbus Sewer Revenue, Series B,
0.010%, VRD	29,000,000	29,000,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.020%, VRD	7,780,000	7,780,000
Ohio State (Common Schools), Series B,
0.020%, VRD	2,015,000	2,015,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Ohio—(concluded)
Ohio Higher Educational Facilities Commission Revenue (JP Morgan PUTTERs, Series 3244Z),
0.030%, VRD[1,2]	2,845,000	2,845,000
Ohio State University Revenue, Series E,
0.010%, VRD	1,000,000	1,000,000
		73,480,000
Oregon—1.53%
Clackamas County Hospital Facility Authority Revenue (Legacy Health System), Series C,
0.020%, VRD	7,700,000	7,700,000
Oregon Health & Science University Revenue, Series C,
0.010%, VRD	4,495,000	4,495,000
Oregon State Tax Anticipation Notes, Series A,
2.000%, due 06/15/15	11,000,000	11,075,776
		23,270,776
Pennsylvania—3.13%
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.010%, VRD	2,770,000	2,770,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue, Series C,
0.020%, VRD	1,295,000	1,295,000
Pennsylvania Higher Educational Facilities Authority College & University Revenue (St. Joseph’s University), Series A,
0.020%, VRD	2,000,000	2,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding, Series B-3,
0.020%, VRD	5,325,000	5,325,000
Philadelphia Gas Works Revenue Refunding, Series C,
0.020%, VRD	5,000,000	5,000,000
Philadelphia Tax and Revenue Anticipation Notes, Series A,
1.000%, due 06/30/15	8,000,000	8,028,344
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.010%, VRD	12,000,000	12,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Pennsylvania—(concluded)
Washington County Authority Refunding (University of Pennsylvania),
0.010%, VRD	3,370,000	3,370,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series A,
0.030%, VRD	2,540,000	2,540,000
Westmoreland County Industrial Development Authority Revenue (Excela Health Project), Series B,
0.030%, VRD	5,255,000	5,255,000
		47,583,344
Rhode Island—0.20%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.020%, VRD	3,000,000	3,000,000

Tennessee—0.29%
Sevier County Public Building Authority (Local Government Public Improvement), Series B-1,
0.020%, VRD	4,370,000	4,370,000

Texas—6.28%
Alamo Community College District (Citigroup ROCS Series RR-II-R-883WF) (FGIC Insured),
0.020%, VRD[1,2]	7,750,000	7,750,000
Harris County Cultural Educational Facilities Finance Corp. Revenue (Methodist Hospital), Subseries C-2,
0.030%, VRD	8,200,000	8,200,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.030%, VRD	6,920,000	6,920,000
Series A-2,
0.030%, VRD	13,455,000	13,455,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.020%, VRD	4,785,000	4,785,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Refunding (ExxonMobil Project),
0.010%, VRD	8,000,000	8,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(continued)
Texas—(concluded)
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.030%, VRD	6,100,000	6,100,000
Texas (JP Morgan PUTTERs, Series 3238),
0.030%, VRD[1,2]	2,165,000	2,165,000
Texas State Transportation Commission Revenue (JP Morgan PUTTERs, Series 2563),
0.030%, VRD[1,2]	3,330,000	3,330,000
Texas Tax & Revenue Anticipation Notes,
1.500%, due 08/31/15	22,000,000	22,173,417
University of Texas University Revenues (Financing Systems), Series B,
0.010%, VRD	10,000,000	10,000,000
University of Texas University Revenues Refunding (Financing System), Series B,
0.010%, VRD	2,600,000	2,600,000
		95,478,417
Utah—1.45%
Murray City Utah, Hospital Revenue (IHC Health Services, Inc.), Series D,
0.010%, VRD	22,075,000	22,075,000

Virginia—1.47%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.020%, VRD	10,700,000	10,700,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.020%, VRD	3,455,000	3,455,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.010%, VRD	5,140,000	5,140,000
Series F,
0.010%, VRD	3,000,000	3,000,000
		22,295,000
Washington—2.69%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.030%, VRD[1,2]	4,995,000	4,995,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes—(concluded)
Washington—(concluded)
King County Sewer Revenue (Junior Lien), Series A,
0.030%, VRD	21,600,000	21,600,000
Washington Health Care Facilities Authority Revenue (Multicare Health Systems),
Series C,
0.010%, VRD	3,215,000	3,215,000
Series D,
0.020%, VRD	3,500,000	3,500,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (New Haven Apartments) (FNMA Insured),
0.020%, VRD	3,900,000	3,900,000
Washington Housing Finance Commission Multifamily Housing Revenue Refunding (Washington Terrace),
0.020%, VRD	3,750,000	3,750,000
		40,960,000
Wisconsin—0.13%
Wisconsin Health & Educational Facilities Authority Revenue (Wheaton Franciscan Services), Series B,
0.020%, VRD	2,000,000	2,000,000

Wyoming—0.05%
Uinta County Pollution Control Revenue Refunding (Chevron USA, Inc. Project),
0.010%, VRD	800,000	800,000
Total municipal bonds and notes (cost—$1,331,782,180)		1,331,782,180

Tax-exempt commercial paper—12.36%
California—0.40%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.090%, due 07/08/15	6,000,000	6,000,000

Illinois—0.70%
Illinois Educational Facilities Authority Revenue,
0.060%, due 03/04/15	10,615,000	10,615,000

Maryland—1.64%
Johns Hopkins University,
0.080%, due 02/05/15	6,900,000	6,900,000
Montgomery County,
0.030%, due 03/02/15	10,000,000	10,000,000
0.040%, due 06/04/15	8,000,000	8,000,000
		24,900,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(continued)
Minnesota—1.97%
Mayo Clinic,
0.080%, due 03/05/15	10,000,000	10,000,000
0.080%, due 04/07/15	20,000,000	20,000,000
		30,000,000
Missouri—0.76%
University of Missouri,
0.060%, due 02/04/15	11,583,000	11,583,000

Tennessee—1.05%
Vanderbilt University,
0.140%, due 07/07/15	8,000,000	8,000,000
0.120%, due 08/05/15	8,000,000	8,000,000
		16,000,000
Texas—3.02%
Dallas Area Rapid Transit,
0.100%, due 02/05/15	10,000,000	10,000,000
0.070%, due 02/12/15	4,000,000	4,000,000
0.070%, due 03/11/15	10,000,000	10,000,000
University of Texas,
0.070%, due 02/03/15	12,000,000	12,000,000
0.050%, due 04/01/15	10,000,000	10,000,000
		46,000,000
Virginia—1.83%
University of Virginia,
0.080%, due 02/04/15	10,000,000	10,000,000
0.070%, due 02/09/15	7,900,000	7,900,000
0.060%, due 05/19/15	10,000,000	10,000,000
		27,900,000
Washington—0.99%
University of Washington,
0.070%, due 04/06/15	5,000,000	5,000,000

Master Trust

Tax-Free Master Fund

Schedule of investments – January 31, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper—(concluded)
Washington—(concluded)
University of Washington—(concluded)
0.100%, due 07/07/15	10,000,000	10,000,000
		15,000,000
Total tax-exempt commercial paper (cost—$187,998,000)		187,998,000
Total investments (cost—$1,519,780,180 which approximates cost for federal income tax purposes)—99.91%		1,519,780,180
Other assets in excess of liabilities—0.09%		1,329,660
Net assets—100.00%		1,521,109,840

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	1,331,782,180	—	1,331,782,180
Tax-exempt commercial paper	—	187,998,000	—	187,998,000
Total	—	1,519,780,180	—	1,519,780,180

At January 31, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity—26 days.

Portfolio footnotes

1

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 2.47% of net assets as of January 31, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

2

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of January 31, 2015 and reset periodically.

Master Trust

Valuation of investments—Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of each of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the Funds’ semi-annual report to shareholders dated October 31, 2014.

Item 2.  Controls and Procedures.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)               Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	April 1, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	April 1, 2015